Income Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 10,878,260	$ 10,165,947
Other assets	208,680	237,778
Stock-based compensation	10,446,619	8,424,224
Operating lease liabilities	188,953	142,939
Financial liabilities
Accounts receivable, net	244,598	189,556
Accrued expenses and other current liabilities	530,783	426,520
Other non-current liabilities	88,677	72,531
Total deferred tax assets	22,586,570	19,659,495
Deferred tax liabilities:
Property, equipment and deposits, net	(305,883)	(569,632)
Operating lease right of use assets	(226,855)	(209,337)
Other assets
Other	(236,407)	(166,924)
Total deferred tax liabilities:	(769,145)	(945,893)
Less valuation allowance	(21,817,425)	(18,713,602)
Net deferred tax assets